Investments - Additional Information (Narrative) (Details)	1 Months Ended	6 Months Ended	9 Months Ended		12 Months Ended
	Mar. 31, 2021 USD ($)	Jun. 30, 2024 USD ($)	Sep. 30, 2024 USD ($) security	Sep. 30, 2023 USD ($)	Dec. 31, 2023 USD ($) security	Dec. 31, 2022 USD ($) security	Sep. 30, 2024 GBP (£) security	Dec. 31, 2023 GBP (£) security	Aug. 31, 2023 GBP (£)	May 05, 2022 USD ($)	Apr. 01, 2022 USD ($)	Dec. 31, 2021 USD ($)	Sep. 30, 2021 USD ($)	Apr. 01, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 23, 2019 USD ($)	Dec. 20, 2017 USD ($)	Jan. 01, 2017 USD ($)
Gain (Loss) on Securities [Line Items]
Catastrophe bonds, trading at fair value			$ 1,000,000.0		$ 1,600,000	$ 2,900,000
Investment in the period			0		400,000	2,000,000.0
Equity method investment, aggregate cost					7,600,000	6,200,000						$ 3,900,000
Other investments, at fair value			204,700,000		209,300,000	221,300,000
Investment funded			$ 0		$ 0	$ 0
Number of Securities | security			781		950	1,166	781	950
Gross unrealized losses			$ (143,500,000)		$ (221,800,000)	$ (338,600,000)
Total, Gross Unrealized Losses					(221,800,000)	(339,000,000.0)
External Credit Rating, Non Investment Grade
Gain (Loss) on Securities [Line Items]
Total, Gross Unrealized Losses			(400,000)		(1,200,000)
Investment, Identifier [Axis]: Unfunded Commitment, Apollo Real Estate Fund
Gain (Loss) on Securities [Line Items]
Unfunded commitment			4,100,000		4,100,000
Investment, Identifier [Axis]: Unfunded Commitment, Energy fund
Gain (Loss) on Securities [Line Items]
Unfunded commitment			55,000,000.0		55,000,000.0
Investment, Identifier [Axis]: Unfunded Commitment, Infrastructure fund
Gain (Loss) on Securities [Line Items]
Unfunded commitment			1,900,000		4,000,000.0
Investment, Identifier [Axis]: Unfunded Commitment, Managed Debt Fund
Gain (Loss) on Securities [Line Items]
Unfunded commitment | £							£ 6,900,000	£ 6,900,000
Investment, Identifier [Axis]: Unfunded Commitment, Managed lending fund
Gain (Loss) on Securities [Line Items]
Unfunded commitment			700,000		1,100,000
Investment, Identifier [Axis]: Unfunded Commitment, Real Estate Fund (Sept 2021)
Gain (Loss) on Securities [Line Items]
Unfunded commitment			900,000		2,200,000
Fair Value, Recurring [Member]
Gain (Loss) on Securities [Line Items]
Investments, fair value			115,000,000.0		117,100,000	134,600,000
Fair Value, Recurring [Member] | Apollo Real Estate Fund
Gain (Loss) on Securities [Line Items]
Other investments, at fair value			20,100,000		23,900,000	25,300,000
Limited Partner
Gain (Loss) on Securities [Line Items]
Restricted Assets											$ 10,000,000		$ 20,000,000.0				$ 100,000,000.0
MVI
Gain (Loss) on Securities [Line Items]
Investment in the period	$ 800,000		0	$ 400,000	0	400,000
Equity method investment, aggregate cost			1,100,000		1,000,000.0	800,000						500,000
Digital Re
Gain (Loss) on Securities [Line Items]
Investment in the period			0		0	0
Equity method investment, ownership percentage																		49.00%
Equity method investment, aggregate cost			200,000		200,000	200,000						200,000						$ 2,300,000
Multi-Line Insurer
Gain (Loss) on Securities [Line Items]
Investment in the period		$ 0	0		400,000	1,600,000
Equity method investment, aggregate cost			6,800,000		6,400,000	5,200,000						$ 3,200,000
Other investments, at fair value																$ 5,000,000.0
Commercial mortgage loans
Gain (Loss) on Securities [Line Items]
Fixed income maturities, trading at fair value (amortized cost — $1,106.6 and $1,205.0)			133,700,000		274,900,000	312,100,000
Middle market loans [Member]
Gain (Loss) on Securities [Line Items]
Fixed income maturities, trading at fair value (amortized cost — $1,106.6 and $1,205.0)			64,000,000.0		84,800,000	106,900,000
Managed lending fund | Limited Partner
Gain (Loss) on Securities [Line Items]
Restricted Assets														$ 2,800,000	$ 10,500,000
Managed Lending Fund (Dec 2020) | Fair Value, Recurring [Member]
Gain (Loss) on Securities [Line Items]
Investments, fair value			18,400,000		15,900,000	12,700,000
Pledge Accounts, Custodian Bank (April 2021) | Fair Value, Recurring [Member]
Gain (Loss) on Securities [Line Items]
Investments, fair value			2,000,000		1,700,000	1,300,000
Real estate fund | Fair Value, Recurring [Member]
Gain (Loss) on Securities [Line Items]
Investments, fair value					209,300,000	221,300,000
Real estate fund | Limited Partner | Apollo Real Estate Fund
Gain (Loss) on Securities [Line Items]
Restricted Assets											$ 30,000,000.0
Infrastructure fund | Fair Value, Recurring [Member]
Gain (Loss) on Securities [Line Items]
Investments, fair value			11,700,000		10,800,000	8,200,000
Infrastructure fund | Limited Partner
Gain (Loss) on Securities [Line Items]
Restricted Assets										$ 15,000,000.0
Managed debt fund | Fair Value, Recurring [Member]
Gain (Loss) on Securities [Line Items]
Investments, fair value			100,000		100,000	0
Managed debt fund | Limited Partner
Gain (Loss) on Securities [Line Items]
Restricted Assets | £									£ 7,000,000.0
Energy fund | Limited Partner
Gain (Loss) on Securities [Line Items]
Restricted Assets				$ 55,000,000.0
Total fixed income securities — Available for sale
Gain (Loss) on Securities [Line Items]
Gross unrealized losses			(143,500,000)		(221,800,000)	(339,000,000.0)
Real estate fund (Sept 2021) | Fair Value, Recurring [Member]
Gain (Loss) on Securities [Line Items]
Investments, fair value			$ 37,400,000		$ 39,800,000	$ 40,600,000